Goodwill and Other Intangible Assets - Goodwill by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 563,000,000	$ 563,000,000
Goodwill impairment	0
Benefits
Goodwill [Line Items]
Goodwill	308,000,000	308,000,000
Retirement
Goodwill [Line Items]
Goodwill	249,000,000	249,000,000
Individual Life
Goodwill [Line Items]
Goodwill	$ 6,000,000	$ 6,000,000